Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives

Depreciation is computed primarily over the following periods:

Useful Life
in Years
Buildings	25 - 40
Machinery and equipment	5 - 10
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

Schedule of useful lives of intangible assets	Intangible assets and their useful lives are as follows:
Weighted Average
Useful Life (in Years)
Developed technology	6
Patents	8
Trade names	9
Customer relationships	7